CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Common Stock [Member]	Common Stock [Member] Golden Star Acquisition Corporation [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Golden Star Acquisition Corporation [Member]	Retained Earnings [Member]	Retained Earnings [Member] Golden Star Acquisition Corporation [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total	Golden Star Acquisition Corporation [Member]
Beginning balance, value at Dec. 31, 2021	[1]		$ 1,725			$ 23,275		$ (17,400)			$ 7,600
Beginning balance, shares at Dec. 31, 2021	[1]		1,725,000
Net income								(5,700)			(5,700)
Ending balance, value at Dec. 31, 2022			$ 1,725			23,275		(23,100)			1,900	$ 1,900
Ending balance, shares at Dec. 31, 2022			1,725,000
Beginning balance, value at Jun. 30, 2022		$ 7,541		$ 7,474	$ 16,193,191		$ 7,543,235		$ 290,730	$ (620,722)	23,421,449
Beginning balance, shares at Jun. 30, 2022		75,409,060		74,737,127
Net income							3,789,813			304,348	4,094,161
Foreign currency translation adjustment									1,956,696	(1,797)	1,954,899
Ending balance, value at Jun. 30, 2023		$ 7,541	$ 2,032	$ 7,474	16,193,191		11,333,048	(1,548,743)	(1,665,966)	(314,577)	25,560,711	(1,546,711)
Ending balance, shares at Jun. 30, 2023		75,409,060	2,032,000	74,737,127
Beginning balance, value at Dec. 31, 2022			$ 1,725			23,275		(23,100)			1,900	1,900
Beginning balance, shares at Dec. 31, 2022			1,725,000
Net income								(1,850)				(1,850)
Ending balance, value at Mar. 31, 2023			$ 1,725			23,275		(24,950)				50
Ending balance, shares at Mar. 31, 2023			1,725,000
Beginning balance, value at Dec. 31, 2022			$ 1,725			23,275		(23,100)			1,900	1,900
Beginning balance, shares at Dec. 31, 2022			1,725,000
Net income								1,499,586			1,499,586
Sales of ordinary shares and over-allotment			$ 6,900			68,993,100					69,000,000
Sales of ordinary shares and over-allotment, shares			6,900,000
Underwriters’ compensation						(3,105,000)					(3,105,000)
Offering costs						(647,890)					(647,890)
Sale of shares to sponsor in private placement			$ 307			3,069,693					3,070,000
Sale of shares to sponsor in private placement, shares			307,000
Ordinary shares subject to possible redemption			$ (6,900)			(55,933,602)					(55,940,502)
Ordinary shares subject to possible redemption, shares			(6,900,000)
Allocation of offering costs related to redeemable shares						3,042,588					3,042,588
Accretion for redeemable shares to redemption value						(15,442,164)		(1,349,922)			(16,792,086)
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(2,357,323)			(2,357,323)
Ending balance, value at Dec. 31, 2023			$ 2,032					(2,230,759)			(2,228,727)	(2,228,727)
Ending balance, shares at Dec. 31, 2023			2,032,000
Beginning balance, value at Mar. 31, 2023			$ 1,725			23,275		(24,950)				50
Beginning balance, shares at Mar. 31, 2023			1,725,000
Net income								330,839				330,839
Sales of ordinary shares and over-allotment			6,900			68,993,100						69,000,000
Ordinary shares subject to possible redemption			(6,900)			(55,933,602)						(55,940,502)
Allocation of offering costs related to redeemable shares						3,042,588						3,042,588
Accretion for redeemable shares to redemption value						(15,442,164)		(1,349,922)				(16,792,086)
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(504,710)				(504,710)
Underwriters’ compensation						(3,105,000)						(3,105,000)
Offering costs						(647,890)						(647,890)
Sale of shares to sponsor in private placement			307			3,069,693						3,070,000
Ending balance, value at Jun. 30, 2023		$ 7,541	$ 2,032	$ 7,474	16,193,191		11,333,048	(1,548,743)	(1,665,966)	(314,577)	25,560,711	(1,546,711)
Ending balance, shares at Jun. 30, 2023		75,409,060	2,032,000	74,737,127
Net income								450,979				450,979
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(909,355)				(909,355)
Ending balance, value at Sep. 30, 2023			$ 2,032					(2,007,119)				(2,005,087)
Ending balance, shares at Sep. 30, 2023			2,032,000
Beginning balance, value at Jun. 30, 2023		$ 7,541	$ 2,032	$ 7,474	16,193,191		11,333,048	(1,548,743)	(1,665,966)	(314,577)	25,560,711	(1,546,711)
Beginning balance, shares at Jun. 30, 2023		75,409,060	2,032,000	74,737,127
Net income							8,248,422			342,339	8,590,761
Foreign currency translation adjustment									106,703	(274)	106,429
Ending balance, value at Jun. 30, 2024		$ 7,541	$ 2,032	$ 7,474	16,193,191		19,581,470	(3,797,706)	(1,772,669)	28,036	34,045,043	(3,795,674)
Ending balance, shares at Jun. 30, 2024		75,409,060	2,032,000	74,737,127
Beginning balance, value at Dec. 31, 2023			$ 2,032					(2,230,759)			(2,228,727)	(2,228,727)
Beginning balance, shares at Dec. 31, 2023			2,032,000
Net income								356,169				356,169
Sales of ordinary shares and over-allotment, shares			6,900,000
Sale of shares to sponsor in private placement, shares			307,000
Ordinary shares subject to possible redemption, shares			(6,900,000)
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(934,316)				(934,316)
Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)								(460,000)				(460,000)
Ending balance, value at Mar. 31, 2024			$ 2,032					(3,268,906)				(3,266,874)
Ending balance, shares at Mar. 31, 2024			2,032,000
Net income								594,319				594,319
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(804,915)				(804,915)
Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)								(318,204)				(318,204)
Ending balance, value at Jun. 30, 2024		$ 7,541	$ 2,032	$ 7,474	$ 16,193,191		$ 19,581,470	(3,797,706)	$ (1,772,669)	$ 28,036	$ 34,045,043	(3,795,674)
Ending balance, shares at Jun. 30, 2024		75,409,060	2,032,000	74,737,127
Net income								248,075				248,075
Subsequent measurement of ordinary shares subject to redemption (interest and dividends earned on trust account)								(456,069)				(456,069)
Subsequent measurement of ordinary shares subject to redemption (additional funding for business combination extension)								(150,000)				(150,000)
Ending balance, value at Sep. 30, 2024			$ 2,032					$ (4,155,700)				$ (4,153,668)
Ending balance, shares at Sep. 30, 2024			2,032,000

[1]	On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration. All share amounts and related information have been retroactively restated to reflect the share surrender.